Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended		149 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Operating Activities
Net loss	$ (596,018)	$ (160,090)	$ (597,845)	$ (852,281)	$ (22,435,613)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discounts on convertible debt			0	0	799,963
Amortization of deferred financing costs			0	0	27,475
Depreciation			0	0	5,540
Foreign exchange translation loss (gain) on debt	16,788	(8,897)	(9,370)	5,929	(35,636)
Gain on change in fair value of derivative liabilities	(8,407)	(600,119)	(657,267)	(7,024)	(1,097,006)
Impairment of investment securities			0	0	564,223
Impairment of mineral property costs			0	0	2,747,630
Impairment of property and equipment	0	0	0	0	10,811
Loss on conversion of debt			0	0	2,010,076
Loss on extinguishment of debt	0	0	0	0	252,454
Loss on sale of investment securities	0	0	0	0	411,430
Loss on settlement of related party debt	0	0	0	0	2,871
Stock-based compensation			0	0	4,872,104
Shares issued for mineral property			48,750	0	48,750
Changes in operating assets and liabilities:
Prepaid expenses and deposits	40,609	16,852	(9,922)	(40,340)	(53,613)
Accounts payable and accrued liabilities	1,441	2,844	(52,703)	43,894	378,187
Due to related parties	25,215	50,974	123,788	171,063	773,227
Net Cash Used in Operating Activities	(520,372)	(698,436)	(1,154,569)	(678,759)	(10,717,127)
Investing Activities
Proceeds received on sale of investment securities			0	0	432,060
Acquisition of mineral properties			0	0	(413,138)
Purchase of property and equipment			0	0	(16,351)
Net Cash Provided by Investing Activities			0	0	2,571
Financing Activities
Advances from related parties			0	199,640	346,659
Proceeds from issuance of notes and loans payable			0	0	448,363
Proceeds from issuance of convertible debentures			0	0	1,684,655
Repayment of notes payable			0	0	(319,792)
Repayment of convertible debentures			0	0	(149,092)
Debt financing costs			0	0	(250,143)
Deferred financing costs			60,965	(60,965)	0
Proceeds from share subscriptions and issuance of common stock	0	801,503	801,502	1,558,607	9,933,245
Stock issuance costs	0	(139,991)	(200,955)	(44,477)	(245,432)
Repurchase of preferred stock	0	(15,000)	(15,000)	0	(15,000)
Net Cash Provided by Financing Activities	0	646,512	646,512	1,652,805	11,433,463
Decrease in Cash	(520,372)	(51,924)	(508,057)	974,046	718,907
Cash, Beginning of Period	718,907	1,226,964	1,226,964	252,918	0
Cash, End of Period	198,535	1,175,040	718,907	1,226,964	718,907
Interest paid	0	0
Income taxes paid	$ 0	$ 0